Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ (28)	£ (20)	£ (23)
Differences on exchange	3	(1)	1
Interest on unrecognised funded scheme surpluses	(1)		(2)
Movement in year	10	(7)	4
Unrecognised funded scheme surpluses, ending balance	(16)	(28)	(20)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	(28)	(20)	(23)
Differences on exchange	3	(1)	1
Interest on unrecognised funded scheme surpluses	(1)		(2)
Movement in year	10	(7)	4
Unrecognised funded scheme surpluses, ending balance	£ (16)	£ (28)	£ (20)